UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-01716

AB CAP FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: October 31, 2018

Date of reporting period: April 30, 2018

ITEM 1.	REPORTS TO STOCKHOLDERS.

APR    04.30.18

SEMI-ANNUAL REPORT

AB ALL MARKET ALTERNATIVE RETURN PORTFOLIO

A discussion of the Fund’s investment performance is not included in this report. AllianceBernstein L.P. would like to thank you for your interest in the Fund.

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC 0330. AB publishes full portfolio holdings for the Fund monthly at www.abfunds.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

EXPENSE EXAMPLE

(unaudited)

As a shareholder of a mutual fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the hypothetical example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2017	Ending Account Value April 30, 2018	Expenses Paid During Period*	Annualized Expense Ratio*	Total Expenses Paid During Period+	Total Annualized Expense Ratio+
Class A
Actual	$1,000	$962.60	$6.08	1.25%	$6.18	1.27%
Hypothetical**	$1,000	$1,018.60	$6.26	1.25%	$6.36	1.27%

abfunds.com	AB ALL MARKET ALTERNATIVE RETURN PORTFOLIO | 1

EXPENSE EXAMPLE (continued)

	Beginning Account Value November 1, 2017	Ending Account Value April 30, 2018	Expenses Paid During Period*	Annualized Expense Ratio*	Total Expenses Paid During Period+	Total Annualized Expense Ratio+
Class C
Actual	$1,000	$958.50	$9.66	1.99%	$9.76	2.01%
Hypothetical**	$1,000	$1,014.93	$9.94	1.99%	$10.04	2.01%
Advisor Class
Actual	$1,000	$963.90	$4.77	0.98%	$4.97	1.02%
Hypothetical**	$1,000	$1,019.93	$4.91	0.98%	$5.11	1.02%

*	Expenses are equal to the classes’ annualized expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period), respectively.

**	Assumes 5% annual return before expenses.

+	In connection with the Fund’s investments in affiliated/unaffiliated underlying portfolios, the Fund incurs no direct expenses, but bears proportionate shares of the fees and expenses (i.e., operating, administrative and investment advisory fees) of the affiliated/unaffiliated underlying portfolios. The Adviser has contractually agreed to waive its fees from the Fund in an amount equal to the Fund’s pro rata share of certain acquired fund fees and expenses of the affiliated underlying portfolios. The Fund’s total expenses are equal to the classes’ annualized expense ratio plus the Fund’s pro rata share of the weighted average expense ratio of the affiliated/unaffiliated underlying portfolios in which it invests, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2 | AB ALL MARKET ALTERNATIVE RETURN PORTFOLIO	abfunds.com

PORTFOLIO SUMMARY

April 30, 2018 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($mil): $163.9

TEN LARGEST HOLDINGS2

Company	U.S. $ Value	Percent of Net Assets
Apple, Inc.	$1,151,862	0.7%
JPMorgan Chase & Co.	1,000,450	0.6
Royal Dutch Shell PLC – Class B	971,063	0.6
Microsoft Corp.	854,960	0.5
Amazon.com, Inc.	768,970	0.5
Verizon Communications, Inc.	739,361	0.5
Alphabet, Inc. – Class C	719,546	0.5
Boeing Co. (The)	713,485	0.4
AT&T, Inc.	687,158	0.4
AbbVie, Inc.	677,105	0.4
	$8,283,960	5.1%

1	All data are as of April 30, 2018. The Fund’s asset class breakdown includes derivatives exposure and is expressed as approximate percentages of the Fund’s total net assets, based on the Adviser’s internal classification.

2	Long-term investments.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market. These sector classifications are broadly defined. The “Portfolio of Investments” section of the report reflects more specific industry information and is consistent with the investment restrictions discussed in the Fund’s prospectus.

abfunds.com	AB ALL MARKET ALTERNATIVE RETURN PORTFOLIO | 3

CONSOLIDATED PORTFOLIO OF INVESTMENTS

April 30, 2018 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 40.6%
Information Technology – 6.8%
Communications Equipment – 0.3%
Cisco Systems, Inc.	2,147	$95,091
Juniper Networks, Inc.	16,740	411,636

		506,727

Electronic Equipment, Instruments & Components – 0.5%
Avnet, Inc.	9,876	387,436
Hitachi Ltd.	58,000	423,316

		810,752

Internet Software & Services – 1.3%
Alphabet, Inc. – Class A(a)	235	239,366
Alphabet, Inc. – Class C(a)	472	480,180
eBay, Inc.(a)	11,116	421,074
Facebook, Inc. – Class A(a)	2,371	407,812
Mixi, Inc.	11,100	364,822
Twitter, Inc.(a)	6,741	204,320

		2,117,574

IT Services – 0.4%
Amadeus IT Group SA – Class A	2,220	161,971
Leidos Holdings, Inc.	830	53,311
Mastercard, Inc. – Class A	1,820	324,451
Obic Co., Ltd.	500	41,880
Visa, Inc. – Class A	827	104,930

		686,543

Semiconductors & Semiconductor Equipment – 0.9%
Intel Corp.	6,221	321,128
KLA-Tencor Corp.	3,824	389,054
Marvell Technology Group Ltd.	20,530	411,832
STMicroelectronics NV	17,678	386,004

		1,508,018

Software – 2.0%
CA, Inc.	12,169	423,481
Dell Technologies, Inc. – Class V(a)	5,875	421,649
Electronic Arts, Inc.(a)	3,767	444,430
Fortinet, Inc.(a)	5,661	313,393
Intuit, Inc.	830	153,376
Microsoft Corp.	9,142	854,960
Nexon Co., Ltd.(a)	28,800	419,080
Oracle Corp.	1,306	59,645
Ubisoft Entertainment SA(a)	2,000	191,096

		3,281,110

4 | AB ALL MARKET ALTERNATIVE RETURN PORTFOLIO	abfunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Technology Hardware, Storage & Peripherals – 1.4%
Apple, Inc.	6,970	$1,151,862
Hewlett Packard Enterprise Co.	25,900	441,595
HP, Inc.	21,720	466,763
Western Digital Corp.	2,280	179,641

		2,239,861

		11,150,585

Financials – 6.6%
Banks – 3.1%
Bank Leumi Le-Israel BM	71,560	422,179
Bank of America Corp.	13,534	404,937
CIT Group, Inc.	7,833	414,757
Citigroup, Inc.	9,679	660,785
Citizens Financial Group, Inc.	9,320	386,687
Commerzbank AG(a)	27,636	356,052
Fifth Third Bancorp	660	21,892
HSBC Holdings PLC	6,147	61,199
JPMorgan Chase & Co.	9,197	1,000,450
KeyCorp	22,170	441,626
Nordea Bank AB	9,417	95,777
Regions Financial Corp.	23,400	437,580
Resona Holdings, Inc.	41,700	236,943
Wells Fargo & Co.	2,710	140,812

		5,081,676

Capital Markets – 1.0%
Ameriprise Financial, Inc.	2,763	387,400
Daiwa Securities Group, Inc.	12,000	73,615
E*TRADE Financial Corp.(a)	7,160	434,469
Get Nice Financial Group Ltd.	146,610	23,729
S&P Global, Inc.	1,179	222,359
State Street Corp.	4,580	456,993

		1,598,565

Diversified Financial Services – 0.7%
Berkshire Hathaway, Inc. – Class B(a)	771	149,366
Investor AB – Class B	7,530	327,811
Kinnevik AB	11,386	410,321
Plus500 Ltd.	11,720	227,744

		1,115,242

Insurance – 1.7%
Aflac, Inc.	10,554	480,946
Ageas	7,867	420,826
Japan Post Holdings Co., Ltd.	36,200	439,878
Lincoln National Corp.	1,898	134,075
Mapfre SA	116,690	404,795
Progressive Corp. (The)	1,450	87,420

abfunds.com	AB ALL MARKET ALTERNATIVE RETURN PORTFOLIO | 5

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Prudential Financial, Inc.	4,098	$435,699
Unum Group	8,292	401,167

		2,804,806

Thrifts & Mortgage Finance – 0.1%
Paragon Banking Group PLC	22,730	162,957

		10,763,246

Consumer Discretionary – 5.9%
Auto Components – 0.2%
Sumitomo Rubber Industries Ltd.	22,600	403,584

Automobiles – 0.7%
Fiat Chrysler Automobiles NV(a)	18,631	413,958
Ford Motor Co.	26,699	300,097
General Motors Co.	12,196	448,081

		1,162,136

Hotels, Restaurants & Leisure – 0.9%
Flight Centre Travel Group Ltd.	9,754	408,611
InterContinental Hotels Group PLC	6,498	409,968
Starbucks Corp.	5,210	299,939
Wynn Macau Ltd.	77,200	285,282

		1,403,800

Household Durables – 0.7%
Electrolux AB – Class B	12,878	338,906
Sony Corp.	10,200	476,402
Toll Brothers, Inc.	9,309	392,468

		1,207,776

Internet & Direct Marketing Retail – 0.5%
Amazon.com, Inc.(a)	491	768,970
Qurate Retail Group, Inc. QVC Group(a)	1,289	30,175

		799,145

Leisure Products – 0.1%
Sankyo Co., Ltd.	6,800	238,389

Media – 0.8%
Comcast Corp. – Class A	915	28,722
Eutelsat Communications SA	18,171	393,529
LIFULL Co., Ltd.	14,100	114,537
News Corp. – Class A	25,896	413,818
Pearson PLC	36,060	413,414

		1,364,020

Multiline Retail – 0.6%
Kohl’s Corp.	1,280	79,514
Next PLC	5,810	419,692
Ryohin Keikaku Co., Ltd.	1,200	410,476

		909,682

6 | AB ALL MARKET ALTERNATIVE RETURN PORTFOLIO	abfunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Specialty Retail – 0.9%
AutoNation, Inc.(a)	1,853	$85,590
Best Buy Co., Inc.	5,955	455,736
Bic Camera, Inc.	12,800	209,765
CECONOMY AG	17,750	198,904
Gap, Inc. (The)	14,450	422,518
Home Depot, Inc. (The)	531	98,129

		1,470,642

Textiles, Apparel & Luxury Goods – 0.5%
HUGO BOSS AG	990	92,808
Pandora A/S	3,728	414,140
Ralph Lauren Corp.	2,623	288,137

		795,085

		9,754,259

Health Care – 5.6%
Biotechnology – 1.5%
AbbVie, Inc.	7,013	677,105
Amgen, Inc.	3,256	568,107
Biogen, Inc.(a)	1,047	286,459
Celgene Corp.(a)	4,248	370,001
Gilead Sciences, Inc.	3,013	217,629
Vertex Pharmaceuticals, Inc.(a)	1,990	304,788

		2,424,089

Health Care Equipment & Supplies – 0.6%
Cochlear Ltd.	1,410	205,197
Hoya Corp.	8,300	443,426
Intuitive Surgical, Inc.(a)	250	110,195
Jeol Ltd.	24,000	205,679

		964,497

Health Care Providers & Services – 1.1%
AmerisourceBergen Corp. – Class A	414	37,500
Centene Corp.(a)	3,948	428,674
Humana, Inc.	1,610	473,630
McKesson Corp.	2,825	441,293
UnitedHealth Group, Inc.	1,212	286,517
WellCare Health Plans, Inc.(a)	895	183,618

		1,851,232

Pharmaceuticals – 2.4%
Astellas Pharma, Inc.	31,300	457,801
AstraZeneca PLC	7,902	553,158
Bristol-Myers Squibb Co.	10,690	557,270
Eli Lilly & Co.	6,883	558,005
Ipsen SA	1,751	283,428
Johnson & Johnson	2,649	335,072
Merck & Co., Inc.	1,618	95,252

abfunds.com	AB ALL MARKET ALTERNATIVE RETURN PORTFOLIO | 7

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Novo Nordisk A/S – Class B	11,174	$525,490
Ono Pharmaceutical Co., Ltd.	18,300	423,009
Pfizer, Inc.	6,620	242,358

		4,030,843

		9,270,661

Industrials – 4.7%
Aerospace & Defense – 0.8%
Boeing Co. (The)	2,139	713,485
QinetiQ Group PLC	30,690	97,018
Safran SA	4,205	493,205

		1,303,708

Airlines – 0.9%
Air Canada(a)	10,370	203,854
American Airlines Group, Inc.	8,870	380,789
International Consolidated Airlines Group SA	47,980	414,034
Japan Airlines Co., Ltd.	10,500	414,377

		1,413,054

Commercial Services & Supplies – 0.2%
Pitney Bowes, Inc.	17,237	176,162
Prosegur Cash SA(b)	49,622	145,015

		321,177

Construction & Engineering – 0.6%
ACS Actividades de Construccion y Servicios SA	9,570	403,325
Galliford Try PLC	15,890	200,189
Maire Tecnimont SpA	37,918	192,719
Sumitomo Mitsui Construction Co., Ltd.	34,300	210,107

		1,006,340

Machinery – 0.9%
AGCO Corp.	6,143	385,043
Caterpillar, Inc.	3,590	518,252
Terex Corp.	5,120	186,982
THK Co., Ltd.	9,600	334,591

		1,424,868

Professional Services – 0.6%
Adecco Group AG (REG)	2,040	135,099
ManpowerGroup, Inc.	4,166	398,770
Robert Half International, Inc.	7,397	449,368

		983,237

Road & Rail – 0.2%
DSV A/S	5,239	414,906

Trading Companies & Distributors – 0.3%
HD Supply Holdings, Inc.(a)	11,053	427,861

8 | AB ALL MARKET ALTERNATIVE RETURN PORTFOLIO	abfunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Transportation Infrastructure – 0.2%
Aeroports de Paris	1,860	$409,429

		7,704,580

Energy – 3.5%
Energy Equipment & Services – 0.4%
Petrofac Ltd.	23,420	194,355
TechnipFMC PLC	12,819	422,514

		616,869

Oil, Gas & Consumable Fuels – 3.1%
Andeavor	948	131,127
BP PLC	37,669	279,804
Caltex Australia Ltd.	14,478	336,683
Chevron Corp.	983	122,983
Exxon Mobil Corp.	3,518	273,525
HollyFrontier Corp.	7,128	432,598
Husky Energy, Inc.	27,787	388,687
Marathon Petroleum Corp.	5,887	440,995
New Hope Corp., Ltd.	18,807	30,583
PBF Energy, Inc. – Class A	5,340	204,682
Phillips 66	4,364	485,757
Royal Dutch Shell PLC – Class A	19,487	677,976
Royal Dutch Shell PLC – Class B	8,210	293,087
Suncor Energy, Inc. (Toronto)	8,802	336,601
Valero Energy Corp.	4,439	492,418
Whitehaven Coal Ltd.	45,501	156,899

		5,084,405

		5,701,274

Consumer Staples – 2.8%
Beverages – 0.3%
Coca-Cola Co. (The)	642	27,741
Kirin Holdings Co., Ltd.	15,700	440,683

		468,424

Food & Staples Retailing – 0.6%
J Sainsbury PLC	111,521	473,202
Kroger Co. (The)	13,474	339,410
Total Produce PLC	71,591	204,030

		1,016,642

Food Products – 1.0%
a2 Milk Co., Ltd.(a)	23,498	198,145
a2 Milk Co., Ltd. /New Zealand(a)	18,982	161,320
Archer-Daniels-Midland Co.	9,831	446,131
Barry Callebaut AG (REG)	130	233,386
Conagra Brands, Inc.	10,608	393,239
Nestle SA (REG)	1,868	144,714
Tyson Foods, Inc. – Class A	1,774	124,358

		1,701,293

abfunds.com	AB ALL MARKET ALTERNATIVE RETURN PORTFOLIO | 9

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Household Products – 0.0%
Procter & Gamble Co. (The)	556	$40,221

Personal Products – 0.3%
Best World International Ltd.	108,400	121,675
Unilever PLC	3,280	183,982
YA-MAN Ltd.	9,000	195,780

		501,437

Tobacco – 0.6%
Altria Group, Inc.	8,599	482,490
Swedish Match AB	9,510	426,620

		909,110

		4,637,127

Materials – 2.4%
Chemicals – 0.9%
BASF SE	626	65,131
Chemours Co. (The)	6,883	333,206
Covestro AG(b)	4,376	397,625
LyondellBasell Industries NV – Class A	4,254	449,775
Sumitomo Chemical Co., Ltd.	10,000	57,217
Westlake Chemical Corp.	1,820	194,685

		1,497,639

Metals & Mining – 1.5%
Anglo American PLC	130	3,059
BlueScope Steel Ltd.	5,606	68,895
Centamin PLC	94,610	204,436
KAZ Minerals PLC(a)	4,669	58,993
Kinross Gold Corp.(a)	94,124	364,342
Kirkland Lake Gold Ltd.	10,907	190,285
Lundin Mining Corp.	52,718	349,003
Rio Tinto PLC	9,380	511,265
Steel Dynamics, Inc.	8,280	371,027
Teck Resources Ltd. – Class B	14,350	360,217

		2,481,522

		3,979,161

Telecommunication Services – 1.1%
Diversified Telecommunication Services – 1.1%
AT&T, Inc.	21,014	687,158
Telenor ASA	19,005	420,655
Verizon Communications, Inc.	14,982	739,361

		1,847,174

Utilities – 0.7%
Electric Utilities – 0.1%
Chugoku Electric Power Co., Inc. (The)	13,100	163,887

10 | AB ALL MARKET ALTERNATIVE RETURN PORTFOLIO	abfunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company		Shares	U.S. $ Value

Multi-Utilities – 0.6%
CenterPoint Energy, Inc.		14,436	$365,664
Engie SA		26,430	463,621
National Grid PLC		8,051	93,150

			922,435

			1,086,322

Real Estate – 0.5%
Equity Real Estate Investment Trusts (REITs) – 0.3%
Hansteen Holdings PLC		111,910	204,267
HCP, Inc.		4,858	113,483
Weyerhaeuser Co.		5,811	213,729

			531,479

Real Estate Management & Development – 0.2%
Jones Lang LaSalle, Inc.		477	80,856
Leopalace21 Corp.		8,800	76,322
Tateru, Inc.		4,700	79,421

			236,599

			768,078

Total Common Stocks (cost $64,295,330)			66,662,467

		Notional Amount

OPTIONS PURCHASED – PUTS – 0.1%
Swaptions – 0.1%
IRS Swaption Expiration: Jan 2019; Contracts: 40,660,000; Exercise Rate: EUR 0.90%; Counterparty: Goldman Sachs International(a) (premiums paid $141,332)	EUR	40,660,000	119,266

		Principal Amount (000)
SHORT-TERM INVESTMENTS – 44.3%
Governments – Treasuries – 18.9%
Japan – 18.9%
Japan Treasury Discount Bill Series 748 Zero Coupon, 7/02/18 (cost $31,725,080)	JPY	3,387,600	30,995,191

abfunds.com	AB ALL MARKET ALTERNATIVE RETURN PORTFOLIO | 11

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company		Shares	U.S. $ Value

Investment Companies – 16.9%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 1.51%(c)(d)(e) (cost $27,657,114)		27,657,114	$27,657,114

		Principal Amount (000)
U.S. Treasury Bills – 8.5%
U.S. Treasury Bill
Zero Coupon, 5/10/18-6/28/18(f)	$	12,900	12,882,856
Zero Coupon, 7/26/18		1,000	995,710

Total U.S. Treasury Bills (cost $13,878,566)			13,878,566

Total Short-Term Investments (cost $73,260,760)			72,530,871

Total Investments – 85.0% (cost $137,697,422)			139,312,604
Other assets less liabilities – 15.0%			24,631,058

Net Assets – 100.0%			$163,943,662

FUTURES (see Note D)

Description	Number of Contracts	Expiration Month	Notional (000)			Original Value	Value at April 30, 2018	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
10 Yr Canadian Bond Futures	62	June 2018	CAD	6,200		$6,411,163	$6,347,521	$(63,642)
Amsterdam Index Futures	2	May 2018	EUR	0	**	261,595	267,097	5,502
CAC 40 10 Euro Futures	14	May 2018	EUR	0	**	892,848	925,287	32,439
Cocoa Futures	46	May 2018	GBP	0	**	1,153,846	1,175,371	21,525
Cocoa Futures	63	July 2018	GBP	1		1,620,773	1,652,246	31,473
DAX Index Futures	2	June 2018	EUR	0	**	751,675	761,452	9,777
FTSE/MIB Index Futures	1	June 2018	EUR	0	**	134,863	142,485	7,622

12 | AB ALL MARKET ALTERNATIVE RETURN PORTFOLIO	abfunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Description	Number of Contracts	Expiration Month	Notional (000)			Original Value	Value at April 30, 2018	Unrealized Appreciation/ (Depreciation)
IBEX 35 Index Futures	2	May 2018	EUR	0	**	$235,005	$240,878	$5,873
OMXS 30 Index Futures	643	May 2018	SEK	64		11,178,808	11,491,781	312,973
TOPIX Index Futures	88	June 2018	JPY	880		13,772,396	14,324,552	552,156
U.S. T-Note 10 Yr (CBT) Futures	187	June 2018	USD	18,700		22,593,914	22,369,875	(224,039)

Sold Contracts
10 Yr Australian Bond Futures	229	June 2018	AUD	22,900		21,956,812	22,049,140	(92,328)
10 Yr Japan Bond (OSE) Futures	15	June 2018	JPY	1,500,000		20,683,414	20,669,594	13,820
Cocoa Futures	58	July 2018	USD	1		1,621,599	1,638,500	(16,901)
Cocoa Futures	40	September 2018	USD	0	**	1,118,859	1,132,000	(13,141)
Euro-Bund Futures	23	June 2018	EUR	2,300		4,427,191	4,408,971	18,220
FTSE 100 Index Futures	11	June 2018	GBP	0	**	1,079,352	1,129,720	(50,368)
Hang Seng Index Futures	43	May 2018	HKD	2		8,260,333	8,400,139	(139,806)
Long Gilt Futures	55	June 2018	GBP	5,500		9,204,426	9,257,340	(52,914)
Mini MSCI EAFE Futures	246	June 2018	USD	12		24,776,061	24,925,950	(149,889)
MSCI Singapore IX ETS Futures	74	May 2018	SGD	7		2,256,846	2,295,618	(38,772)
S&P 500 E-Mini Futures	391	June 2018	USD	20		52,986,575	51,748,850	1,237,725
S&P/TSX 60 Index Futures	43	June 2018	CAD	9		6,094,805	6,161,564	(66,759)
SPI 200 Futures	7	June 2018	AUD	0	**	787,184	786,013	1,171

								$1,341,717

abfunds.com	AB ALL MARKET ALTERNATIVE RETURN PORTFOLIO | 13

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

FORWARD CURRENCY EXCHANGE CONTRACTS (see Note D)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Australia and New Zealand Banking Group Ltd.	JPY	3,373,664	USD	31,819	7/13/18	$803,862
Bank of America, NA	KRW	8,364,425	USD	7,842	7/26/18	12,185
Bank of America, NA	TWD	838,106	USD	28,907	6/07/18	533,229
Bank of America, NA	JPY	69,710	USD	657	6/19/18	16,772
Bank of America, NA	BRL	2,647	USD	778	6/04/18	25,096
Bank of America, NA	BRL	2,200	USD	652	5/03/18	23,661
Bank of America, NA	EUR	523	USD	647	6/19/18	13,178
Bank of America, NA	USD	583	CHF	556	6/19/18	(20,124)
Bank of America, NA	USD	632	BRL	2,200	5/03/18	(3,987)
Bank of America, NA	USD	11,744	TRY	46,082	6/19/18	(565,649)
Barclays Bank PLC	CLP	7,169,344	USD	12,019	6/21/18	331,637
Barclays Bank PLC	CAD	3,923	USD	3,052	6/19/18	(6,953)
Barclays Bank PLC	CHF	165	USD	167	6/19/18	163
Barclays Bank PLC	USD	9,055	TWD	263,495	6/07/18	(134,226)
Barclays Bank PLC	USD	21,660	MXN	408,069	6/19/18	(1,039)
Barclays Bank PLC	USD	10,238	RUB	634,752	5/17/18	(175,494)
BNP Paribas SA	HUF	578,152	USD	2,288	6/19/18	55,788
BNP Paribas SA	USD	3,144	ARS	66,745	6/04/18	9,655
BNP Paribas SA	USD	10,921	JPY	1,191,227	6/19/18	11,316
Credit Suisse International	JPY	1,408,735	USD	13,213	6/19/18	285,023
Credit Suisse International	INR	517,371	USD	7,931	5/17/18	161,008
Credit Suisse International	MXN	188,332	USD	10,162	6/19/18	165,871
Credit Suisse International	NOK	169,439	USD	21,791	6/19/18	634,356
Credit Suisse International	SEK	167,492	USD	19,593	6/19/18	396,095
Credit Suisse International	PEN	102,881	USD	31,805	6/21/18	224,422
Credit Suisse International	TWD	84,031	USD	2,887	6/07/18	42,310
Credit Suisse International	ZAR	74,853	USD	6,183	6/19/18	214,755
Credit Suisse International	CZK	55,948	USD	2,724	6/19/18	77,086
Credit Suisse International	PLN	18,913	USD	5,507	6/19/18	115,212
Credit Suisse International	CHF	20,661	USD	21,976	6/19/18	1,041,163
Credit Suisse International	CAD	24,746	USD	19,271	6/19/18	(24,469)
Credit Suisse International	NZD	12,967	USD	9,344	6/19/18	221,360
Credit Suisse International	USD	4,346	AUD	5,703	6/19/18	(51,586)
Credit Suisse International	USD	15,093	EUR	12,206	6/19/18	(300,655)
Credit Suisse International	USD	6,753	NZD	9,354	6/19/18	(171,669)
Credit Suisse International	USD	34,916	NOK	277,218	6/19/18	(302,347)
Credit Suisse International	USD	4,599	JPY	489,480	6/19/18	(106,873)
Credit Suisse International	USD	18,931	SEK	157,475	6/19/18	(882,869)
Credit Suisse International	USD	28,938	INR	1,894,161	5/17/18	(489,654)
Deutsche Bank AG	COP	33,125,657	USD	12,210	6/21/18	424,298
Deutsche Bank AG	HUF	1,753,821	USD	6,981	6/19/18	209,744
Deutsche Bank AG	PLN	18,006	USD	5,275	6/19/18	140,961
Goldman Sachs Bank USA	ZAR	78,067	USD	6,376	6/19/18	151,849
Goldman Sachs Bank USA	GBP	13,176	USD	18,363	6/19/18	182,240
Goldman Sachs Bank USA	EUR	16,172	USD	19,687	6/19/18	88,272
Goldman Sachs Bank USA	NOK	4,125	USD	532	6/19/18	17,186
Goldman Sachs Bank USA	AUD	732	USD	571	6/19/18	19,619
Goldman Sachs Bank USA	USD	20,225	GBP	14,666	6/19/18	11,582
Goldman Sachs Bank USA	USD	1,501	AUD	1,939	6/19/18	(41,330)
Goldman Sachs Bank USA	USD	3,075	PLN	10,468	6/19/18	(90,712)

14 | AB ALL MARKET ALTERNATIVE RETURN PORTFOLIO	abfunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Goldman Sachs Bank USA	USD	3,308	TRY	13,015	6/19/18	$(150,714)
Goldman Sachs Bank USA	USD	10,528	CAD	13,438	6/19/18	(49,962)
Goldman Sachs Bank USA	USD	37,131	PHP	1,947,982	5/30/18	528,588
Goldman Sachs Bank USA	USD	16,928	TRY	70,277	6/19/18	120,108
Goldman Sachs Bank USA	USD	6,439	MXN	123,707	6/19/18	126,801
Goldman Sachs Bank USA	USD	6,550	IDR	90,899,788	7/26/18	(82,312)
JPMorgan Chase Bank, NA	USD	2,771	GBP	1,987	6/19/18	(29,299)
Morgan Stanley & Co., Inc.	SEK	193,664	USD	23,597	6/19/18	1,401,025
Morgan Stanley & Co., Inc.	HKD	13,533	USD	1,731	6/19/18	5,283
Morgan Stanley & Co., Inc.	USD	1,241	SEK	10,183	6/19/18	(73,667)
Morgan Stanley & Co., Inc.	USD	17,483	JPY	1,856,257	6/19/18	(448,327)
Nomura Global Financial Products, Inc.	THB	65,748	USD	2,107	6/19/18	20,985
Standard Chartered Bank	BRL	2,200	USD	632	5/03/18	3,987
Standard Chartered Bank	USD	665	BRL	2,200	5/03/18	(37,418)
Standard Chartered Bank	USD	6,200	CNY	39,221	7/19/18	(23,905)
State Street Bank & Trust Co.	THB	335,017	USD	10,644	6/19/18	14,890
State Street Bank & Trust Co.	JPY	60,587	USD	574	6/19/18	18,020
State Street Bank & Trust Co.	MYR	10,872	USD	2,812	7/12/18	63,555
State Street Bank & Trust Co.	SEK	15,073	USD	1,856	6/19/18	128,477
State Street Bank & Trust Co.	CZK	5,981	USD	291	6/19/18	8,582
State Street Bank & Trust Co.	HKD	2,523	USD	324	6/19/18	1,882
State Street Bank & Trust Co.	JPY	1,100	USD	10	7/13/18	262
State Street Bank & Trust Co.	AUD	738	USD	578	6/19/18	22,104
State Street Bank & Trust Co.	SGD	360	USD	275	6/19/18	3,631
State Street Bank & Trust Co.	CHF	565	USD	613	6/19/18	40,724
State Street Bank & Trust Co.	NZD	286	USD	210	6/19/18	8,321
State Street Bank & Trust Co.	CAD	370	USD	289	6/19/18	(137)
State Street Bank & Trust Co.	GBP	262	USD	368	6/19/18	6,548
State Street Bank & Trust Co.	CAD	248	USD	195	6/19/18	2,087
State Street Bank & Trust Co.	EUR	45	USD	56	6/19/18	1,281
State Street Bank & Trust Co.	USD	402	NZD	552	6/19/18	(13,546)
State Street Bank & Trust Co.	USD	618	CHF	585	6/19/18	(25,435)
State Street Bank & Trust Co.	USD	931	GBP	655	6/19/18	(26,860)
State Street Bank & Trust Co.	USD	362	CAD	459	6/19/18	(3,612)
State Street Bank & Trust Co.	USD	572	EUR	459	6/19/18	(16,133)
State Street Bank & Trust Co.	USD	420	AUD	539	6/19/18	(13,679)
State Street Bank & Trust Co.	USD	906	SEK	7,315	6/19/18	(67,515)
State Street Bank & Trust Co.	USD	11,094	NOK	86,099	6/19/18	(343,997)
State Street Bank & Trust Co.	USD	288	CZK	5,981	6/19/18	(5,505)
State Street Bank & Trust Co.	USD	4,081	MYR	16,054	7/12/18	(22,055)

						$4,384,381

INTEREST RATE SWAPTIONS WRITTEN (see Note D)

Description	Index	Counter- Party	Strike Rate	Expiration Date	Notional Amount (000)		Premiums	Market Value
Put
OTC -1 Year Interest Rate Swap	6 Month EURIBOR	Goldman Sachs International	1.20%	1/21/19	USD	40,660	$49,192	$(46,090)

abfunds.com	AB ALL MARKET ALTERNATIVE RETURN PORTFOLIO | 15

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

CENTRALLY CLEARED INTEREST RATE SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)		Unrealized Appreciation/ (Depreciation)
SEK	149,410	12/06/27	3 Month STIBOR	1.083%	Quarterly/ Semi-Annual	$(107,097)	$(94)		$(107,003)
NOK	126,050	12/06/27	6 Month NIBOR	1.795%	Quarterly/ Semi-Annual	(547,367)	– 0	–	(547,367)
CHF	160	1/11/28	0.270%	6 Month LIBOR	Quarterly/ Semi-Annual	2,510	36		2,474
NZD	9,350	3/05/28	3 Month BKBM	3.195%	Quarterly/ Semi-Annual	20,011	– 0	–	20,011

						$(631,943)	$(58)		$(631,885)

TOTAL RETURN SWAPS (see Note D)

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Payment Frequency	Notional Amount (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Obligation
Barclays Bank PLC
Barclays Commodity Hedging Insights 2	2,999	0.02%	Maturity	USD	580	9/17/18	$(9,980)
Barclays Commodity Hedging Insights 2	54,695	0.02%	Quarterly	USD	10,589	10/15/18	(192,811)
Barclays Commodity Hedging Insights 2	61,596	0.02%	Maturity	USD	12,200	2/15/19	(492,306)
Barclays Commodity Strategy 1673 Index	5,702	0.30%	Maturity	USD	3,310	9/17/18	(23,244)
Barclays Commodity Strategy 1673 Index	8,599	0.30%	Quarterly	USD	4,939	10/15/18	17,771
Barclays Commodity Strategy 1673 Index	7,505	0.30%	Maturity	USD	4,400	2/15/19	(74,420)

16 | AB ALL MARKET ALTERNATIVE RETURN PORTFOLIO	abfunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Payment Frequency	Notional Amount (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Goldman Sachs International
Goldman Sachs Commodity Trend 10% Volatility Target Excess Return Strategy	7,527	0.00%	Maturity	USD	760	9/17/18	$845
Goldman Sachs Commodity Trend 10% Volatility Target Excess Return Strategy	30,935	0.00%	Quarterly	USD	3,100	10/15/18	25,117
Goldman Sachs Commodity Trend 10% Volatility Target Excess Return Strategy	29,645	0.00%	Maturity	USD	3,100	2/15/19	(105,224)
JPMorgan Chase Bank, NA
JPMorgan Cross Sectional Momentum R	3,601	0.48%	Maturity	USD	810	9/17/18	(11,249)
JPMorgan Cross Sectional Momentum R	22,592	0.48%	Quarterly	USD	5,017	10/15/18	(6,000)
JPMorgan Cross Sectional Momentum R	22,984	0.48%	Maturity	USD	5,100	2/15/19	(1,946)
JPMorgan JMABRF34 Index	574	0.60%	Maturity	USD	1,009	9/17/18	(7,659)
JPMorgan JMABRF34 Index	6,445	0.60%	Quarterly	USD	11,364	10/15/18	(115,951)
JPMorgan JMABRF34 Index	6,912	0.60%	Maturity	USD	11,800	2/15/19	262,878
JPMorgan RCI – 24 Alpha	8,718	0.50%	Maturity	USD	2,450	9/17/18	(23,014)
JPMorgan RCI – 24 Alpha	15,775	0.50%	Quarterly	USD	4,394	10/15/18	(2,680)
JPMorgan RCI – 24 Alpha	14,624	0.50%	Maturity	USD	4,200	2/15/19	(128,691)
Morgan Stanley Capital Services LLC
MS Bespoke Equity Factors Gross Index	245,794	0.30%	Annual	USD	42,250	7/16/18	(1,093,379)
MS Bespoke Equity Factors Gross Index	242,985	0.30%	Annual	USD	42,200	8/15/18	(1,505,492)

							$(3,487,435)

abfunds.com	AB ALL MARKET ALTERNATIVE RETURN PORTFOLIO | 17

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

VARIANCE SWAPS (see Note D)

Swap Counterparty & Referenced Obligation	Volatility Strike Price	Payment Frequency	Notional Amount (000)			Market Value	Upfront Premiums (Paid) Received			Unrealized Appreciation/ (Depreciation)
Buy Contracts
Citibank, NA
Nasdaq 100 Stock Index 7/20/18*	24.15%	Maturity	USD	2		$(113,878)	$	– 0	–	$(113,878)
Nikkei 225 Index 6/8/18*	23.40	Maturity	JPY	132		(380,243)		– 0	–	(380,243)
S&P 500 Index 7/20/18*	18.15	Maturity	USD	3		39,856		– 0	–	39,856
Goldman Sachs Bank USA
S&P/ASX 200 Index 7/19/18*	13.00	Maturity	AUD	2		5,586		– 0	–	5,586
JPMorgan Chase Bank, NA
S&P/ASX 200 Index 5/17/18*	17.20	Maturity	AUD	2		(242,247)		– 0	–	(242,247)
Morgan Stanley & Co. International PLC
S&P/ASX 200 Index 6/21/18*	16.70	Maturity	AUD	3		(286,539)		– 0	–	(286,539)
Sale Contracts
Bank of America, NA
Nasdaq 100 Stock Index 5/18/18*	21.00	Maturity	USD	1		(22,777)		– 0	–	(22,777)
Citibank, NA
Nasdaq 100 Stock Index 5/18/18*	19.20	Maturity	USD	1		(120,457)		– 0	–	(120,457)
Nikkei 225 Index 5/11/18*	19.90	Maturity	JPY	124		282,874		– 0	–	282,874
Nikkei 225 Index 5/11/18*	16.90	Maturity	JPY	41		50,897		– 0	–	50,897
S&P/ASX 200 Index 5/17/18*	14.35	Maturity	AUD	2		129,085		– 0	–	129,085
Deutsche Bank AG
Euro STOXX 50 Index 5/18/18*	13.30	Maturity	EUR	0	**	30,123		– 0	–	30,123
Goldman Sachs Bank USA
S&P/ASX 200 Index 6/21/18*	11.60	Maturity	AUD	3		(39,226)		– 0	–	(39,226)
Goldman Sachs International
Nikkei 225 Index 6/8/18*	20.41	Maturity	JPY	132		222,364		– 0	–	222,364
JPMorgan Chase Bank, NA
S&P/ASX 200 Index 5/17/18*	13.41	Maturity	AUD	1		30,116		– 0	–	30,116

						$(414,466)	$	– 0	–	$(414,466)

18 | AB ALL MARKET ALTERNATIVE RETURN PORTFOLIO	abfunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

*	Termination date

**	Notional amount less than $500.

(a)	Non-income producing security.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2018, the aggregate market value of these securities amounted to $542,640 or 0.3% of net assets.

(c)	Affiliated investments.

(d)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

(e)	The rate shown represents the 7-day yield as of period end.

(f)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.

Currency Abbreviations:

ARS – Argentine Peso
AUD – Australian Dollar
BRL – Brazilian Real
CAD – Canadian Dollar
CHF – Swiss Franc
CLP – Chilean Peso
CNY – Chinese Yuan Renminbi
COP – Colombian Peso
CZK – Czech Koruna
EUR – Euro
GBP – Great British Pound
HKD – Hong Kong Dollar
HUF – Hungarian Forint
IDR – Indonesian Rupiah
INR – Indian Rupee
JPY – Japanese Yen

KRW – South Korean Won
MXN – Mexican Peso
MYR – Malaysian Ringgit
NOK – Norwegian Krone
NZD – New Zealand Dollar
PEN – Peruvian Sol
PHP – Philippine Peso
PLN – Polish Zloty
RUB – Russian Ruble
SEK – Swedish Krona
SGD – Singapore Dollar
THB – Thailand Baht
TRY – Turkish Lira
TWD – New Taiwan Dollar
USD – United States Dollar
ZAR – South African Rand

Glossary:

ASX – Australian Stock Exchange
BKBM – Bank Bill Benchmark (New Zealand)
CAC – Cotation Assistée en Continu (Continuous Assisted Quotation)
CBT – Chicago Board of Trade
DAX – Deutscher Aktien Index (German Stock Index)
EAFE – Europe, Australia, and Far East
ETS – Emission Trading Scheme
EURIBOR – Euro Interbank Offered Rate
FTSE – Financial Times Stock Exchange
IBEX – International Business Exchange
IRS – Interest Rate Swaption
LIBOR – London Interbank Offered Rates
MIB – Milano Italia Borsa
MSCI – Morgan Stanley Capital International
NASDAQ – National Association of Securities Dealers Automated Quotations
NIBOR – Norwegian Interbank Offered Rate
OMXS – Stockholm Stock Exchange
OSE – Osaka Securities Exchange
REG – Registered Shares
REIT – Real Estate Investment Trust
SPI – Share Price Index
STIBOR – Stockholm Interbank Offered Rate
TOPIX – Tokyo Price Index
TSX – Toronto Stock Exchange

abfunds.com	AB ALL MARKET ALTERNATIVE RETURN PORTFOLIO | 19

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

The following table represents the 50 largest equity basket holdings underlying the total return swap with MS (Morgan Stanley) Bespoke Equity Factors Gross as of April 30, 2018.

Security Description	Shares	Market Value as of 4/30/18	Percent of Basket’s Net Assets
MS Bespoke Equity Factors Gross
General Electric Co.	78,284	$1,101,450	0.5%
Valero Energy Corp.	8,292	919,801	0.4%
Mattel, Inc.	61,887	915,923	0.4%
Chipotle Mexican Grill, Inc.	2,122	898,435	0.4%
RioCan Real Estate Investment Trust	48,062	875,419	0.4%
Equinix, Inc.	2,020	849,963	0.3%
H&R Real Estate Investment Trust	52,516	844,709	0.3%
TESARO Inc	16,134	821,380	0.3%
AGNC Investment Corp.	42,921	812,073	0.3%
Schlumberger Ltd.	11,773	807,154	0.3%
Halliburton Co.	14,479	767,263	0.3%
Seagate Technology PLC	13,237	766,287	0.3%
Crown Castle International Corp.	7,502	756,679	0.3%
Coty, Inc.	43,167	748,950	0.3%
AltaGas Ltd.	38,654	746,277	0.3%
Liberty Global PLC – Class A	24,718	745,007	0.3%
PG&E Corp.	15,922	734,008	0.3%
Under Armour, Inc. – Class C	47,285	725,823	0.3%
Incyte Corp.	11,392	705,633	0.3%
Tesla, Inc.	2,401	705,553	0.3%
Liberty Global PLC – Class C	23,451	682,429	0.3%
Metro, Inc.	21,206	673,926	0.3%
Under Armour, Inc. – Class A	36,967	656,528	0.3%
CenterPoint Energy, Inc.	25,474	645,254	0.3%
HollyFrontier Corp.	10,546	640,054	0.3%
Eastman Chemical Co.	6,240	636,955	0.3%
SVB Financial Group	2,099	628,868	0.3%
Enagas SA	21,470	626,195	0.3%
Ralph Lauren Corp.	5,524	606,827	0.3%
Continental Resources, Inc./OK	9,185	606,778	0.3%
Quest Diagnostics, Inc.	5,973	604,421	0.3%
SmartCentres Real Estate Investment Trust	26,723	600,363	0.2%
Intel Corp.	11,578	597,659	0.2%
Twenty-First Century Fox, Inc.	16,536	596,455	0.2%
Wells Fargo & Co.	11,437	594,284	0.2%
Arthur J Gallagher & Co.	8,460	592,124	0.2%
NIKE, Inc.	8,646	591,284	0.2%
FLIR Systems, Inc.	10,997	588,891	0.2%
Jack Henry & Associates, Inc.	4,924	588,360	0.2%
Coca-Cola Co. (The)	13,570	586,370	0.2%
Allergan PLC	3,783	581,268	0.2%
Honeywell International, Inc.	3,980	575,795	0.2%
Axalta Coating Systems Ltd.	18,416	569,061	0.2%
T Rowe Price Group, Inc.	4,990	567,978	0.2%
American Tower Corp.	4,100	559,109	0.2%
Newfield Exploration Co.	18,722	557,925	0.2%
National Grid PLC	47,969	556,841	0.2%
Power Corp. of Canada	23,146	550,860	0.2%

20 | AB ALL MARKET ALTERNATIVE RETURN PORTFOLIO	abfunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Security Description	Shares	Market Value as of 4/30/18	Percent of Basket’s Net Assets
First Capital Realty, Inc.	34,984	$547,697	0.2%
Xerox Corp.	17,310	544,384	0.2%
Other	10,020,381	216,160,789	86.3%

Total		$250,363,519	100.0%

See notes to consolidated financial statements.

abfunds.com	AB ALL MARKET ALTERNATIVE RETURN PORTFOLIO | 21

CONSOLIDATED STATEMENT OF ASSETS & LIABILITIES

April 30, 2018 (unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $110,040,308)	$111,655,490
Affiliated issuers (cost $27,657,114)	27,657,114
Cash	22,276
Cash collateral due from broker	13,884,075
Foreign currencies, at value (cost $1,657,676)	1,579,796
Receivable for variation margin on centrally cleared swaps	10,674,005
Unrealized appreciation on forward currency exchange contracts	9,188,095
Receivable for investment securities sold and foreign currency transactions	4,661,283
Unrealized appreciation on variance swaps	790,901
Receivable for variation margin on futures	320,646
Unrealized appreciation on total return swaps	306,611
Unaffiliated dividends and interest receivable	143,939
Affiliated dividends receivable	27,869
Receivable for terminated total return swaps	5,920

Total assets	180,918,020

Liabilities
Swaptions written, at value (premiums received $49,192)	46,090
Payable for investment securities purchased and foreign currency transactions	5,239,101
Unrealized depreciation on forward currency exchange contracts	4,803,714
Unrealized depreciation on total return swaps	3,794,046
Cash collateral due to broker	1,700,000
Unrealized depreciation on variance swaps	1,205,367
Advisory fee payable	76,016
Administrative fee payable	18,107
Transfer Agent fee payable	3,938
Directors’ fees payable	3,397
Payable for terminated total return swaps	1,007
Distribution fee payable	9
Accrued expenses	83,566

Total liabilities	16,974,358

Net Assets	$163,943,662

Composition of Net Assets
Capital stock, at par	$2,043
Additional paid-in capital	177,636,757
Distributions in excess of net investment income	(823,883)
Accumulated net realized loss on investment and foreign currency transactions	(15,705,147)
Net unrealized appreciation on investments and foreign currency denominated assets and liabilities	2,833,892

$163,943,662

See notes to consolidated financial statements.

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CONSOLIDATED STATEMENT OF ASSETS & LIABILITIES (continued)

Net Asset Value Per Share—11 billion shares of capital stock authorized, $.0001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$9,562	1,197	$7.99	*

C	$9,338	1,189	$7.85

Advisor	$163,924,762	20,427,085	$8.02

*	The maximum offering price per share for Class A shares was $8.34 which reflects a sales charge of 4.25%.

See notes to consolidated financial statements.

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CONSOLIDATED STATEMENT OF OPERATIONS

Six Months Ended April 30, 2018 (unaudited)

Investment Income
Dividends
Unaffiliated issuers (net of foreign taxes withheld of $29,640)	$838,965
Affiliated issuers	176,664
Interest	56,776	$1,072,405

Expenses
Advisory fee (see Note B)	754,848
Distribution fee—Class A	12
Distribution fee—Class C	46
Transfer agency—Class C	2
Transfer agency—Advisor Class	16,032
Custodian	113,008
Administrative	60,770
Audit and tax	48,450
Legal	23,022
Recoupment of previously reimbursed expenses (see Note B)	14,954
Directors’ fees	14,217
Printing	8,401
Registration fees	6,312
Miscellaneous	15,823

Total expenses before interest expense	1,075,897
Interest expense	10,208

Total expenses	1,086,105
Less: expenses waived and reimbursed by the Adviser (see Note B)	(95,077)

Net expenses		991,028

Net investment income		81,377

Realized and Unrealized Gain (Loss) on Investment and Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions		5,896,684
Forward currency exchange contracts		(5,858,079)
Futures		(11,435,560)
Swaps		(3,627,192)
Foreign currency transactions		1,104,384
Net change in unrealized appreciation/depreciation of:
Investments		(1,260,020)
Forward currency exchange contracts		3,867,098
Futures		5,222,125
Swaps		(3,933,327)
Swaptions written		3,102
Foreign currency denominated assets and liabilities		6,138

Net loss on investment and foreign currency transactions		(10,014,647)

Contributions from Affiliates (see Note B)		254,983

Net Decrease in Net Assets from Operations		$(9,678,287)

See notes to consolidated financial statements.

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CONSOLIDATED STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2018 (unaudited)		Year Ended October 31, 2017
Increase (Decrease) in Net Assets from Operations
Net investment income	$81,377		$295,216
Net realized loss on investment and foreign currency transactions	(13,919,763)		(4,454,468)
Net change in unrealized appreciation/depreciation of investments and foreign currency denominated assets and liabilities	3,905,116		(1,707,198)
Contributions from Affiliates (see Note B)	254,983		78

Net decrease in net assets from operations	(9,678,287)		(5,866,372)
Distributions to Shareholders from
Net investment income
Class A	– 0	–	(1,628)
Class C	– 0	–	(1,550)
Advisor Class	– 0	–	(2,971,914)
Capital Stock Transactions
Net increase (decrease)	(55,696,928)		219,638,609

Total increase (decrease)	(65,375,215)		210,797,145
Net Assets
Beginning of period	229,318,877		18,521,732

End of period (including distributions in excess of net investment income of ($823,883) and ($905,260), respectively)	$163,943,662		$229,318,877

See notes to consolidated financial statements.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

April 30, 2018 (unaudited)

NOTE A

Significant Accounting Policies

AB Cap Fund, Inc. (the “Company”), which is a Maryland corporation, is registered under the Investment Company Act of 1940 as an open-end management investment company. The Company operates as a series company currently comprised of 28 portfolios. Each portfolio is considered to be a separate entity for financial reporting and tax purposes. This report relates only to the AB All Market Alternative Return Portfolio (the “Fund”), a non-diversified portfolio. As part of the Fund’s investment strategy, the Fund seeks to gain exposure to commodities and commodities-related instruments and derivatives primarily through investments in AB All Market Alternative Return (Cayman) Ltd., a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). The Fund is the sole shareholder of the Subsidiary and it is intended that the Strategy will remain the sole shareholder and will continue to control the Subsidiary. Under the Articles of Association of the Subsidiary, shares issued by the Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Subsidiary. As of April 30, 2018, net assets of the Fund were $163,943,662, of which $17,481,929, or 11%, represented the Fund’s ownership of all issued shares and voting rights of the Subsidiary. This report presents the consolidated financial statements of AB All Market Alternative Return Portfolio and the Subsidiary. All intercompany transactions and balances have been eliminated in consolidation. The Fund has authorized the issuance of Class A, Class B, Class C, Advisor Class, Class R, Class K, Class I, Class Z, Class T, Class 1 and Class 2 shares. No classes are being publicly offered. Class B, Class R, Class K, Class I, Class Z, Class T, Class 1 or Class 2 shares have not been issued. As of April 30, 2018, AllianceBernstein L.P. (the “Adviser”), was the sole shareholder of Class A and Class C shares. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase, and 0% after the first year of purchase. Effective April 10, 2017, Class C shares will automatically convert to Class A shares ten years after the end of the calendar month of purchase. Advisor Class shares are sold without any initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. All eleven classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

rights with respect to its distribution plan. The consolidated financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the consolidated financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at “fair value” as determined in accordance with procedures established by and under the general supervision of the Company’s Board of Directors (the “Board”).

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, the Adviser will have discretion to determine the best valuation (e.g., last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short term securities that have an original maturity of 60 days or less, as well as short term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Such factors the Committee will

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open end mutual funds are valued at the closing net asset value per share, while exchange traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund generally values many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of April 30, 2018:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Information Technology	$9,162,416		$1,988,169		$	– 0	–	$11,150,585
Financials	7,099,420		3,663,826			– 0	–	10,763,246
Consumer Discretionary	4,111,894		5,642,365			– 0	–	9,754,259
Health Care	6,173,473		3,097,188			– 0	–	9,270,661
Industrials	3,985,581		3,718,999			– 0	–	7,704,580
Energy	3,762,470		1,938,804			– 0	–	5,701,274
Consumer Staples	2,057,620		2,579,507			– 0	–	4,637,127
Materials	2,612,540		1,366,621			– 0	–	3,979,161
Telecommunication Services	1,426,519		420,655			– 0	–	1,847,174
Utilities	365,664		720,658			– 0	–	1,086,322
Real Estate	408,068		360,010			– 0	–	768,078
Options Purchased – Puts	– 0	–	119,266			– 0	–	119,266
Short-Term Investments:
Governments – Treasuries	– 0	–	30,995,191			– 0	–	30,995,191
Investment Companies	27,657,114		– 0	–		– 0	–	27,657,114
U.S. Treasury Bills	– 0	–	13,878,566			– 0	–	13,878,566

Total Investments in Securities	68,822,779		70,489,825			– 0	–	139,312,604

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

Investments in Securities:	Level 1		Level 2	Level 3			Total
Other Financial Instruments(a):
Assets:
Futures	$1,322,763		$927,513	$	– 0	–	$2,250,276	(b)
Forward Currency Exchange Contracts	– 0	–	9,188,095		– 0	–	9,188,095
Centrally Cleared Interest Rate Swaps	– 0	–	22,521		– 0	–	22,521	(b)
Total Return Swaps	– 0	–	306,611		– 0	–	306,611
Variance Swaps	– 0	–	790,901		– 0	–	790,901
Liabilities:
Futures	(679,613)		(228,946)		– 0	–	(908,559	)(b)
Forward Currency Exchange Contracts	– 0	–	(4,803,714)		– 0	–	(4,803,714)
Interest Rate Swaptions	– 0	–	(46,090)		– 0	–	(46,090)
Centrally Cleared Interest Rate Swaps	– 0	–	(654,464)		– 0	–	(654,464	)(b)
Total Return Swaps	– 0	–	(3,794,046)		– 0	–	(3,794,046)
Variance Swaps	– 0	–	(1,205,367)		– 0	–	(1,205,367)

Total(c)	$69,465,929		$70,992,839	$	– 0	–	$140,458,768

(a)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums and options written and swaptions written which are valued at market value.

(b)	Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation/(depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments. Centrally cleared swaps with upfront premiums are presented here at market value.

(c)	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Committee to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and processes at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current tax year and the prior tax years) and has concluded that no provision for income tax is required in the Fund’s consolidated financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. The Fund amortizes premiums and accretes discounts as adjustments to interest income.

6. Class Allocations

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Company are charged proportionately to each portfolio or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Fund pays the Adviser an advisory fee at an annual rate of .75% of the Fund’s average

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

daily net assets. Effective February 3, 2017, the advisory fee was reduced from 1.00% to .75% of the Fund’s average daily net assets. The fee is accrued daily and paid monthly. The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses (excluding expenses associated with securities sold short, acquired fund fees and expenses other than the advisory fees of any AB Mutual Funds in which the Fund may invest, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs) on an annual basis (the “Expense Caps”) to 1.24%, 1.99%, and .99% of daily average net assets for Class A, Class C, and Advisor Class shares, respectively. Effective February 3, 2017, the Expense Caps were reduced from 1.55% to 1.24%, 2.30% to 1.99%, and 1.30% to .99% of daily average net assets for Class A, Class C, and Advisor Class shares, respectively. For the six months ended April 30, 2018, such reimbursements/waivers amounted to $30,467. The Expense Caps may not be terminated by the Adviser before February 28, 2019. Any fees waived and expenses borne by the Adviser are subject to repayment by the Fund until the end of the third fiscal year after the fiscal period in which the fee was waived or the expense was borne; such waivers that are subject to repayment amounted to $213,895 for the fiscal period ended October 31, 2015 and $372,690 for the year ended October 31, 2016. During the six months ended April 30, 2018, the fund made repayments to the Adviser in the amount of $14,954. In any case, no reimbursement payment will be made that would cause the Fund’s total annual operating expenses to exceed the net fee percentages set forth above.

Pursuant to the investment advisory agreement, the Fund may reimburse the Adviser for certain legal and accounting services provided to the Fund by the Adviser. For the six months ended April 30, 2018, the reimbursement for such services amounted to $60,770. For the six months ended April 30, 2018, the Adviser voluntarily waived such fees in the amount of $34,017.

During the six months ended April 30, 2018 and the year ended October 31, 2017, the Adviser reimbursed the Fund $254,983 and $78, respectively, for trading losses incurred due to a trade entry error.

The Fund compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. Such compensation retained by ABIS amounted to $9,000 for the six months ended April 30, 2018.

AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund’s shares.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

The Distributor has advised the Fund that it has retained front-end sales charges of $0 from the sale of Class A shares and received $0 and $0 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A and Class C shares, respectively, for the six months ended April 30, 2018.

The Fund may invest in AB Government Money Market Portfolio (the “Government Money Market Portfolio”) which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. In connection with the investment by the Fund in the Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Fund in an amount equal to the Fund’s pro rata share of the effective advisory fee of Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. For the six months ended April 30, 2018, such waiver amounted to $30,593.

A summary of the Fund’s transactions in AB mutual funds for the six months ended April 30, 2018 is as follows:

Fund	Market Value 10/31/17 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 4/30/18 (000)	Dividend Income (000)
Government Money Market Portfolio	$39,743	$126,732	$138,818	$27,657	$177

Brokerage commissions paid on investment transactions for the six months ended April 30, 2018 amounted to $146,584, of which $0 and $0, respectively, was paid to Sanford C. Bernstein & Co. LLC and Sanford C. Bernstein Limited, affiliates of the Adviser.

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the “Agreement”) pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .25% of the Fund’s average daily net assets attributable to Class A shares and 1% of the Fund’s average daily net assets attributable to Class C shares. There are no distribution and servicing fees on the Advisor Class shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. Since the commencement of the Fund’s operations, the Distributor has incurred expenses in excess of the distribution costs

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

reimbursed by the Fund in the amount of $0 for Class C shares. While such costs may be recovered from the Fund in future periods so long as the Agreement is in effect, the rate of the distribution and servicing fees payable under the Agreement may not be increased without a shareholder vote. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund’s shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended April 30, 2018 were as follows:

	Purchases		Sales
Investment securities (excluding U.S. government securities)	$75,213,248		$122,438,989
U.S. government securities	– 0	–	– 0	–

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation	$16,849,598
Gross unrealized depreciation	(14,039,002)

Net unrealized appreciation	$2,810,596

1. Derivative Financial Instruments

The Fund may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The principal types of derivatives utilized by the Fund, as well as the methods in which they may be used are:

•	Forward Currency Exchange Contracts

The Fund may enter into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchase and sale commitments denominated in foreign currencies and for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under “Currency Transactions”.

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A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on forward currency exchange contracts. Fluctuations in the value of open forward currency exchange contracts are recorded for financial reporting purposes as unrealized appreciation and/or depreciation by the Fund. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

During the six months ended April 30, 2018, the Fund held forward currency exchange contracts for hedging and non-hedging purposes.

•	Futures

The Fund may buy or sell futures for investment purposes or for the purpose of hedging its portfolio against adverse effects of potential movements in the market. The Fund bears the market risk that arises from changes in the value of these instruments and the imperfect correlation between movements in the price of the futures and movements in the price of the assets, reference rates or indices which they are designed to track. Among other things, the Fund may purchase or sell futures for foreign currencies or options thereon for non-hedging purposes as a means of making direct investment in foreign currencies, as described below under “Currency Transactions”.

At the time the Fund enters into futures, the Fund deposits and maintains as collateral an initial margin with the broker, as required by the exchange on which the transaction is effected. Such amount is shown as cash collateral due from broker on the consolidated statement of assets and liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for exchange-traded futures is generally less than privately negotiated futures, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

Use of long futures subjects the Fund to risk of loss in excess of the amounts shown on the consolidated statement of assets and liabilities, up to the notional value of the futures. Use of short futures subjects the Fund to unlimited risk of loss. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of futures can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

During the six months ended April 30, 2018, the Fund held futures for hedging and non-hedging purposes.

•	Option Transactions

For hedging and investment purposes, the Fund may purchase and write (sell) put and call options on U.S. and foreign securities, including government securities, and foreign currencies that are traded on U.S. and foreign securities exchanges and over-the-counter markets. Among other things, the Fund may use options transactions for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under “Currency Transactions” and may use options strategies involving the purchase and/or writing of various combinations of call and/or put options, for hedging and investment purposes.

The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of the premium and change in market value should the counterparty not perform under the contract. If a put or call option purchased by the Fund were permitted to expire without being sold or exercised, its premium would represent a loss to the Fund. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Fund writes an option, the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from written options which expire unexercised are recorded by the Fund on the expiration date as realized gains from options written. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium received is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium received is added to the proceeds from the sale of the underlying security or currency in

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium received reduces the cost basis of the security or currency purchased by the Fund. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Fund could result in the Fund selling or buying a security or currency at a price different from the current market value.

The Fund may also invest in options on swap agreements, also called “swaptions”. A swaption is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based “premium”. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate, or index. A payer swaption gives the owner the right to pay the total return on a specified asset, reference rate, or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties.

During the six months ended April 30, 2018, the Fund held purchased swaptions for hedging and non-hedging purposes. During the six months ended April 30, 2018, the Fund held written swaptions for hedging and non-hedging purposes.

•	Swaps

The Fund may enter into swaps to hedge its exposure to interest rates, credit risk, equity markets or currencies. The Fund may also enter into swaps for non-hedging purposes as a means of gaining market exposures, making direct investments in foreign currencies, as described below under “Currency Transactions” or in order to take a “long” or “short” position with respect to an underlying referenced asset described below under “Total Return Swaps”. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. The payment flows are usually netted against each other, with the difference being paid by one party to the other. In addition, collateral may be pledged or received by the Fund in accordance with the terms of the respective swaps to provide value and recourse to the Fund or its counterparties in the event of default, bankruptcy or insolvency by one of the parties to the swap.

Risks may arise as a result of the failure of the counterparty to the swap to comply with the terms of the swap. The loss incurred by the failure of a counterparty is generally limited to the net interim payment to be received by the Fund, and/or the termination value at the end of the contract. Therefore, the Fund considers the creditworthiness of

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each counterparty to a swap in evaluating potential counterparty risk. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying securities. The Fund accrues for the interim payments on swaps on a daily basis, with the net amount recorded within unrealized appreciation/depreciation of swaps on the consolidated statement of assets and liabilities, where applicable. Once the interim payments are settled in cash, the net amount is recorded as realized gain/(loss) on swaps on the consolidated statement of operations, in addition to any realized gain/(loss) recorded upon the termination of swaps. Upfront premiums paid or received are recognized as cost or proceeds on the consolidated statement of assets and liabilities and are amortized on a straight line basis over the life of the contract. Amortized upfront premiums are included in net realized gain/(loss) from swaps on the consolidated statement of operations. Fluctuations in the value of swaps are recorded as a component of net change in unrealized appreciation/depreciation of swaps on the consolidated statement of operations.

Certain standardized swaps, including certain interest rate swaps and credit default swaps, are (or soon will be) subject to mandatory central clearing. Cleared swaps are transacted through futures commission merchants (“FCMs”) that are members of central clearinghouses, with the clearinghouse serving as central counterparty, similar to transactions in futures contracts. Centralized clearing will be required for additional categories of swaps on a phased-in basis based on requirements published by the Securities and Exchange Commission and Commodity Futures Trading Commission.

At the time the Fund enters into a centrally cleared swap, the Fund deposits and maintains as collateral an initial margin with the broker, as required by the clearinghouse on which the transaction is effected. Such amount is shown as cash collateral due from broker on the consolidated statement of assets and liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for centrally cleared swaps is generally less than non-centrally cleared swaps, since the clearinghouse, which is the issuer or counterparty to each centrally cleared swap, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Interest Rate Swaps:

The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Fund may enter into interest rate swaps. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional amount. The Fund may elect to pay a fixed rate and receive a floating rate, or, receive a fixed rate and pay a floating rate on a notional amount.

In addition, the Fund may also enter into interest rate swap transactions to preserve a return or spread on a particular investment or portion of its portfolio, or protecting against an increase in the price of securities the Fund anticipates purchasing at a later date. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) computed based on a contractually-based principal (or “notional”) amount. Interest rate swaps are entered into on a net basis (i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments).

During the six months ended April 30, 2018, the Fund held interest rate swaps for hedging and non-hedging purposes.

Total Return Swaps:

The Fund may enter into total return swaps in order to take a “long” or “short” position with respect to an underlying referenced asset. The Fund is subject to market price volatility of the underlying referenced asset. A total return swap involves commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent that the total return of the security, group of securities or index underlying the transaction exceeds or falls short of the offsetting interest obligation, the Fund will receive a payment from or make a payment to the counterparty.

During the six months ended April 30, 2018, the Fund held total return swaps for hedging and non-hedging purposes.

Variance Swaps:

The Fund may enter into variance swaps to hedge equity market risk or adjust exposure to the equity markets. Variance swaps are contracts in which two parties agree to exchange cash payments

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based on the difference between the stated level of variance and the actual variance realized on underlying asset(s) or index(es). Actual “variance” as used here is defined as the sum of the square of the returns on the reference asset(s) or index(es) (which in effect is a measure of its “volatility”) over the length of the contract term. So the parties to a variance swap can be said to exchange actual volatility for a contractually stated rate of volatility.

During the six months ended April 30, 2018, the Fund held variance swaps for hedging and non-hedging purposes.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreement”) with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to OTC counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the OTC counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination. In the event of a default by an OTC counterparty, the return of collateral with market value in excess of the Fund’s net liability, held by the defaulting party, may be delayed or denied.

The Fund’s ISDA Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of the Fund decline below specific levels (“net asset contingent features”). If these levels are triggered, the Fund’s OTC counterparty has the right to terminate such transaction and require the Fund to pay or receive a settlement amount in connection with the terminated transaction. If OTC derivatives were held at period end, please refer to netting arrangements by the OTC counterparty tables below for additional details.

During the six months ended April 30, 2018, the Fund had entered into the following derivatives:

	Asset Derivatives			Liability Derivatives
Derivative Type	Consolidated Statement of Assets and Liabilities Location	Fair Value		Consolidated Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Receivable/Payable for variation margin on futures	$32,040	*	Receivable/Payable for variation margin on futures	$432,923	*

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

	Asset Derivatives			Liability Derivatives
Derivative Type	Consolidated Statement of Assets and Liabilities Location	Fair Value		Consolidated Statement of Assets and Liabilities Location	Fair Value

Equity contracts	Receivable/Payable for variation margin on futures	$2,165,238	*	Receivable/Payable for variation margin on futures	$445,594	*

Commodity contracts	Receivable/Payable for variation margin on futures	52,998	*	Receivable/Payable for variation margin on futures	30,042	*

Interest rate contracts	Receivable/Payable for variation margin on centrally cleared swaps	22,485	*	Receivable/Payable for variation margin on centrally cleared swaps	654,370	*

Foreign currency contracts	Unrealized appreciation on forward currency exchange contracts	9,188,095		Unrealized depreciation on forward currency exchange contracts	4,803,714

Interest rate contracts	Investments in securities, at value	119,266

Interest rate contracts				Swaptions written, at value	46,090

Commodity contracts	Unrealized appreciation on total return swaps	43,733		Unrealized depreciation on total return swaps	897,985

Equity contracts	Unrealized appreciation on total return swaps	262,878		Unrealized depreciation on total return swaps	2,896,061

Equity contracts	Unrealized appreciation on variance swaps	790,901		Unrealized depreciation on variance swaps	1,205,367

Total		$12,677,634			$11,412,146

*	Only variation margin receivable/payable at period end is reported within the consolidated statement of assets and liabilities. This amount reflects cumulative unrealized appreciation/(depreciation) on futures and centrally cleared swaps as reported in the consolidated portfolio of investments.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

Derivative Type	Location of Gain or (Loss) on Derivatives Within Consolidated Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on futures; Net change in unrealized appreciation/depreciation of futures	$(816,295)	$(299,554)

Equity contracts	Net realized gain (loss) on futures; Net change in unrealized appreciation/depreciation of futures	(10,358,613)	5,238,071

Commodity contracts	Net realized gain (loss) on futures; Net change in unrealized appreciation/depreciation of futures	(260,652)	283,608

Foreign currency contracts	Net realized gain (loss) on forward currency exchange contracts; Net change in unrealized appreciation/depreciation of forward currency exchange contracts	(5,858,079)	3,867,098

Interest rate contracts	Net realized gain (loss) on investment transactions; Net change in unrealized appreciation/depreciation of investments	5,552	1,214

Interest rate contracts	Net realized gain (loss) on swaptions written; Net change in unrealized appreciation/depreciation of swaptions written	– 0	–	3,102

Interest rate contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation/depreciation of swaps	(1,938,436)	(102,401)

Commodity contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation/depreciation of swaps	(280,225)	(687,600)

Equity contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation/depreciation of swaps	(1,408,531)	(3,143,326)

Total	$(20,915,279)	$5,160,212

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

The following table represents the average monthly volume of the Fund’s derivative transactions during the six months ended April 30, 2018:

Futures:
Average original value of buy contracts	$135,744,577
Average original value of sale contracts	$262,658,196
Forward Currency Exchange Contracts:
Average principal amount of buy contracts	$428,701,156
Average principal amount of sale contracts	$502,252,700
Purchased Swaptions:
Average notional amount	$29,450,251	(a)
Swaptions Written:
Average notional amount	$49,101,002	(b)
Centrally Cleared Interest Rate Swaps:
Average notional amount	$160,855,815
Total Return Swaps:
Average notional amount	$157,481,952
Variance Swaps:
Average notional amount	$4,746,835

(a)	Positions were open for three months during the period.

(b)	Positions were open for one month during the period.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the consolidated statement of assets and liabilities.

All OTC derivatives held at period end were subject to netting arrangements. The following table presents the Fund’s derivative assets and liabilities by OTC counterparty net of amounts available for offset under ISDA Master Agreements and net of the related collateral received/pledged by the Fund as of April 30, 2018. Exchange-traded derivatives and centrally cleared swaps are not subject to netting arrangements and as such are excluded from the table.

All Market Alternative Return Portfolio

Counterparty	Derivative Assets Subject to a MA	Derivative Available for Offset			Cash Collateral Received*			Security Collateral Received*			Net Amount of Derivatives Assets
Australia and New Zealand Banking Group Ltd.	$803,862	$	– 0	–	$	– 0	–	$	– 0	–	$803,862
Bank of America, NA	624,121		(612,537)			(11,584)			– 0	–	– 0	–
Barclays Bank PLC	331,800		(317,712)			– 0	–		– 0	–	14,088
BNP Paribas SA	76,759		– 0	–		– 0	–		– 0	–	76,759
Citibank, NA	502,712		(502,712)			– 0	–		– 0	–	– 0	–
Credit Suisse International	3,578,661		(2,330,122)			– 0	–		– 0	–	1,248,539
Deutsche Bank AG	805,126		– 0	–		(360,000)			– 0	–	445,126

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

Counterparty	Derivative Assets Subject to a MA	Derivative Available for Offset	Cash Collateral Received*	Security Collateral Received*	Net Amount of Derivatives Assets
Goldman Sachs Bank USA/Goldman Sachs International	$1,593,461	$(500,346)	$(670,000)	$	– 0	–	$423,115
JPMorgan Chase Bank, NA	30,116	(30,116)	– 0	–	– 0	–	– 0	–
Morgan Stanley & Co., Inc.	1,406,308	(1,406,308)	– 0	–	– 0	–	– 0	–
Nomura Global Financial Products, Inc.	20,985	– 0	–	– 0	–	– 0	–	20,985
Standard Chartered Bank	3,987	(3,987)	– 0	–	– 0	–	– 0	–
State Street Bank & Trust Co.	320,364	(320,364)	– 0	–	– 0	–	– 0	–

Total	$10,098,262	$(6,024,204)	$(1,041,584)	$	– 0	–	$3,032,474	^

Counterparty	Derivative Liabilities Subject to a MA	Derivative Available for Offset	Cash Collateral Pledged*	Security Collateral Pledged*	Net Amount of Derivatives Liabilities
Bank of America, NA	$612,537	$(612,537)	$	– 0	–	$	– 0	–	$	– 0	–
Barclays Bank PLC	317,712	(317,712)	– 0	–	– 0	–	– 0	–
Citibank, NA	614,578	(502,712)	– 0	–	(111,866)	– 0	–
Credit Suisse International	2,330,122	(2,330,122)	– 0	–	– 0	–	– 0	–
Goldman Sachs Bank USA/Goldman Sachs International	500,346	(500,346)	– 0	–	– 0	–	– 0	–
JPMorgan Chase Bank, NA	271,546	(30,116)	– 0	–	(241,430)	– 0	–
Morgan Stanley & Co. International PLC/Morgan Stanley & Co., Inc./Morgan Stanley Capital Services LLC	3,407,404	(1,406,308)	– 0	–	(2,001,096)	– 0	–
Standard Chartered Bank	61,323	(3,987)	– 0	–	– 0	–	57,336
State Street Bank & Trust Co.	538,474	(320,364)	– 0	–	– 0	–	218,110

Total	$8,654,042	$(6,024,204)	$	– 0	–	$(2,354,392)	$275,446	^

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

AllianceBernstein All Market Alternative Return (Cayman) Ltd.

Counterparty	Derivative Assets Subject to a MA	Derivative Available for Offset	Cash Collateral Received*			Security Collateral Received*			Net Amount of Derivatives Assets
Barclays Bank PLC	$17,771	$(17,771)	$	– 0	–	$	– 0	–	$	– 0	–
Goldman Sachs International	25,962	(25,962)		– 0	–		– 0	–		– 0	–
JPMorgan Chase Bank, NA	262,878	(262,878)		– 0	–		– 0	–		– 0	–

Total	$306,611	$(306,611)	$	– 0	–	$	– 0	–		$0	^

Counterparty	Derivative Liabilities Subject to a MA	Derivative Available for Offset	Cash Collateral Pledged*			Security Collateral Pledged*			Net Amount of Derivatives Liabilities
Barclays Bank PLC	$792,761	$(17,771)		$(774,990)		$	– 0	–	$	– 0	–
Goldman Sachs International	105,224	(25,962)		(79,262)			– 0	–		– 0	–
JPMorgan Chase Bank, NA	297,190	(262,878)		(34,312)			– 0	–		– 0	–

Total	$1,195,175	$(306,611)		$(888,564)		$	– 0	–		$0	^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^	Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

2. Currency Transactions

The Fund may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Fund may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Fund may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Fund may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

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NOTE E

Capital Stock

Each class consists of 1,000,000,000 authorized shares. Transactions in capital shares for each class were as follows:

	Shares				Amount
	Six Months Ended April 30, 2018 (unaudited)		Year Ended October 31, 2017		Six Months Ended April 30, 2018 (unaudited)			Year Ended October 31, 2017

Class A
Shares issued in reinvestment of distributions	– 0	–	197		$	– 0	–	$1,628

Net increase	– 0	–	197		$	– 0	–	$1,628

Class C
Shares issued in reinvestment of distributions	– 0	–	189		$	– 0	–	$1,550

Net increase	– 0	–	189		$	– 0	–	$1,550

Advisor Class
Shares sold	– 0	–	25,419,522		$	– 0	–	$216,663,517

Shares issued in reinvestment of distributions	– 0	–	359,361			– 0	–	2,971,914

Shares redeemed	(7,149,798)		– 0	–		(55,696,928)		– 0	–

Net increase (decrease)	(7,149,798)		25,778,883			$(55,696,928)		$219,635,431

At April 30, 2018, certain AB Mutual Funds owned approximately 89% of the Fund’s outstanding shares. Significant transactions by such shareholders, if any, may impact the Fund’s performance.

NOTE F

Risks Involved in Investing in the Fund

Allocation Risk—The allocation of the Fund’s assets among different strategies and asset classes, such as equity securities, debt securities and currencies, may have a significant effect on the Fund’s net asset value, or NAV, when one of these asset classes is performing better or worse than others.

Derivatives Risk—The Fund may enter into derivative transactions such as forwards, options, futures and swaps. Derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Fund, and subject to counterparty risk to a greater degree than more traditional investments. Derivatives may result in significant losses, including losses that are far greater than the value of the derivatives reflected on the consolidated statement of assets and liabilities.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

Leverage Risk—When the Fund borrows money or otherwise leverages its investments, its performance may be volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s investments. The Fund may create leverage through the use of reverse repurchase arrangements, forward currency exchange contracts, forward commitments, dollar rolls or futures or by borrowing money. The use of other types of derivative instruments by the Fund, such as options and swaps, may also result in a form of leverage. Leverage may result in higher returns to the Fund than if the Fund were not leveraged, but may also adversely affect returns, particularly if the market is declining.

Short Sale Risk—Short sales involve the risk that the Fund will incur a loss by subsequently buying a security at a higher price than the price at which it sold the security. The amount of such loss is theoretically unlimited, as it will be based on the increase in value of the security sold short. In contrast, the risk of loss from a long position is limited to the Fund’s investment in the security, because the price of the security cannot fall below zero. The Fund may not always be able to close out a short position on favorable terms.

Interest Rate Risk and Credit Risk—Interest rate risk is the risk that changes in interest rates will affect the value of the Fund’s investments in fixed-income debt securities such as bonds or notes. Increases in interest rates may cause the value of the Fund’s investments to decline. Credit risk is the risk that the issuer or guarantor of a debt security, or the counterparty to a derivative contract, will be unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. The degree of risk for a particular security may be reflected in its credit rating. Credit risk is greater for medium quality and lower-rated securities. Lower-rated debt securities and similar unrated securities (commonly known as “junk bonds”) have speculative elements or are predominantly speculative risks.

Foreign (Non-U.S.) Risk—Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.

Emerging Market Risk—Investments in emerging market countries may have more risk because the markets are less developed and less liquid, and because these investments may be subject to increased economic, political, regulatory, or other uncertainties.

Currency Risk—Fluctuations in currency exchange rates may negatively affect the value of the Fund’s investments or reduce its returns.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

Commodity Risk—Investing in commodities and commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Subsidiary Risk—By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. The Subsidiary is not registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and, unless otherwise noted in the Fund’s prospectus, is not subject to all of the investor protections of the 1940 Act. However, the Fund wholly owns and controls the Subsidiary, and the Fund and the Subsidiary are managed by the Adviser, making it unlikely the Subsidiary will take actions contrary to the interests of the Fund or its shareholders. In addition, changes in federal tax laws applicable to the Fund or interpretations thereof could limit the Fund’s ability to gain exposure to commodities investments through investments in the Subsidiary.

Real Estate Risk—The Fund’s investments in the real estate market have many of the same risks as direct ownership of real estate, including the risk that the value of real estate could decline due to a variety of factors that affect the real estate market generally. Investments in REITs, may have additional risks. REITs are dependent on the capability of their managers, may have limited diversification, and could be significantly affected by changes in taxes.

Non-Diversification Risk—The Fund may have more risk because it is “non-diversified”, meaning that it can invest more of its assets in a smaller number of issuers. Accordingly, changes in the value of a single security may have a more significant effect, either negative or positive, on the Fund’s NAV.

Active Trading Risk—The Fund expects to engage in active and frequent trading of its portfolio securities and its portfolio turnover rate is expected to greatly exceed 100%. A higher rate of portfolio turnover increases transaction costs, which may negatively affect the Fund’s return. In addition, a high rate of portfolio turnover may result in substantial short-term gains, which may have adverse tax consequences for Fund shareholders.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Fund has not accrued any liability in connection with these indemnification provisions.

NOTE G

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $280 million revolving credit facility (the “Facility”) intended to provide short-term financing if necessary, subject to certain restrictions, in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the six months ended April 30, 2018.

NOTE H

Distributions to Shareholders

The tax character of distributions to be paid for the year ending October 31, 2018 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended October 31, 2017 and October 31, 2016 were as follows:

	2017	2016
Distributions paid from:
Ordinary income	$2,975,092	$40,501

Total distributions paid	$2,975,092	$40,501

As of October 31, 2017, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Accumulated capital and other losses	$(4,612,900	)(a)
Unrealized appreciation/(depreciation)	(2,577,962	)(b)

Total accumulated earnings/(deficit)	$(7,190,862)

(a)	As of October 31, 2017, the Fund had a net capital loss carryforward of $4,612,900.

(b)	The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the tax deferral of losses on wash sales, the tax treatment of swaps, the tax treatment of passive foreign investment companies (PFICs), and the recognition for tax purposes of unrealized gains/losses on certain derivative instruments.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses incurred for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

October 31, 2017, the Fund had a net long-term capital loss carryforward of $4,612,900 which may be carried forward for an indefinite period.

NOTE I

Recent Accounting Pronouncements

In March 2017, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities (the “ASU”) which amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The ASU does not require any accounting change for debt securities held at a discount; the discount continues to be amortized to maturity. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. At this time, management is evaluating the implications of these changes on the consolidated financial statements.

NOTE J

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the consolidated financial statements through the date the consolidated financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s consolidated financial statements through this date.

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CONSOLIDATED FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class A
Six Months Ended April 30, 2018 (unaudited)	Year Ended October 31,	March 9, 2015(a) to October 31, 2015
2017	2016

Net asset value, beginning of period	$ 8.29	$ 10.25	$ 9.81	$ 10.00

Income From Investment Operations
Net investment income (loss)(b)(c)	.00	(d)	.00	(d)	(.05)	(.10)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.31)	(.33)	.24	(.09)
Contributions from Affiliates	.01	.00	(d)	.27	– 0	–

Net increase (decrease) in net asset value from operations	(.30)	(.33)	.46	(.19)

Less: Dividends and Distributions
Dividends from net investment income	– 0	–	(1.63)	– 0	–	– 0	–
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	(.02)	– 0	–

Total dividends and distributions	– 0	–	(1.63)	(.02)	– 0	–

Net asset value, end of period	$ 7.99	$ 8.29	$ 10.25	$ 9.81

Total Return
Total investment return based on net asset value(e)	(3.74)%	(3.22)%	4.73	%*(f)	(1.90	)%(f)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$10	$10	$10	$10
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(g)(h)†	1.25	%^	1.18%	1.53%	1.55	%^
Expenses, before waivers/reimbursements(g)(h)†	1.33	%^	2.27%	4.01%	3.84	%^
Net investment income (loss)(b)	(.11	)%^	.03%	(.49)%	(1.47	)%^
Portfolio turnover rate	84%	224%	429%	2078	%

† Expense ratios exclude the estimated acquired fund fees of affiliated/unaffiliated underlying
portfolios	.03%	.06%	. .03%	.00%

See footnote summary on page 55.

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CONSOLIDATED FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Class C
	Six Months Ended April 30, 2018 (unaudited)		Year Ended October 31,				March 9, 2015(a) to October 31, 2015
			2017		2016

Net asset value, beginning of period	$ 8.18		$ 10.12		$ 9.76		$ 10.00

Income From Investment Operations
Net investment loss(b)(c)	(.03)		(.06)		(.12)		(.14)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.31)		(.33)		.24		(.10)
Contributions from Affiliates	.01		.00	(d)	.26		– 0	–

Net increase (decrease) in net asset value from operations	(.33)		(.39)		.38		(.24)

Less: Dividends and Distributions
Dividends from net investment income	– 0	–	(1.55)		– 0	–	– 0	–
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	(.02)		– 0	–

Total dividends and distributions	– 0	–	(1.55)		(.02)		– 0	–

Net asset value, end of period	$ 7.85		$ 8.18		$ 10.12		$ 9.76

Total Return
Total investment return based on net asset value(e)	(4.15)%		(3.95	)%(f)	3.94	%*(f)	(2.40	)%(f)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$9		$10		$10		$10
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(g)(h)†	1.99	% ^	1.93%		2.28%		2.30	% ^
Expenses, before waivers/reimbursements(g)(h)†	2.12	% ^	3.10%		4.84%		4.64	% ^
Net investment loss(b)	(.89	)% ^	(.72)%		(1.24)%		(2.20	)% ^
Portfolio turnover rate	84%		224%		429%		2078	%

† Expense ratios exclude the estimated acquired fund fees of affiliated/unaffiliated underlying
portfolios	.03%		.06%		.03%		.00%

See footnote summary on page 55.

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CONSOLIDATED FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Advisor Class
Six Months Ended April 30, 2018 (unaudited)	Year Ended October 31,	March 9, 2015(a) to October 31, 2015
2017	2016

Net asset value, beginning of period	$ 8.31	$ 10.29	$ 9.82	$ 10.00

Income From Investment Operations
Net investment income (loss)(b)(c)	.00	(d)	.02	(.02)	(.08)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.30)	(.35)	.24	(.10)
Contributions from Affiliates	.01	.00	(d)	.27	– 0	–

Net increase (decrease) in net asset value from operations	(.29)	(.33)	.49	(.18)

Less: Dividends and Distributions
Dividends from net investment income	– 0	–	(1.65)	– 0	–	– 0	–
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	(.02)	– 0	–

Total dividends and distributions	– 0	–	(1.65)	(.02)	– 0	–

Net asset value, end of period	$ 8.02	$ 8.31	$ 10.29	$ 9.82

Total Return
Total investment return based on net asset value(e)	(3.61)%	(3.04)%	5.03	%*(f)	(1.80	)%(f)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$163,925	$229,299	$18,502	$17,657
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(g)(h)†	.98	%^	.94%	1.27%	1.30	%^
Expenses, before waivers/reimbursements(g)(h)†	1.08	%^	1.19%	3.76%	3.57	%^
Net investment income (loss)(b)	.08	%^	.24%	(.24)%	(1.21	)%^
Portfolio turnover rate	84%	224%	429%	2078	%

† Expense ratios exclude the estimated acquired fund fees of affiliated/unaffiliated underlying
portfolios	.03%	.06%	.03%	.00%

See footnote summary on page 55.

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CONSOLIDATED FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

(a)	Commencement of operations.

(b)	Net of fees and expenses waived/reimbursed by the Adviser.

(c)	Based on average shares outstanding.

(d)	Amount is less than $.005.

(e)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(f)	The net asset value and total return include adjustments in accordance with accounting principles generally accepted in the United States of America for financial reporting purposes. As such, the net asset value and total return for shareholder transactions may differ from financial statements.

(g)	In connection with the Fund’s investments in affiliated underlying portfolios, the Fund incurs no direct expenses, but bear proportionate shares of the fees and expenses (i.e., operating, administrative and investment advisory fees) of the affiliated underlying portfolios. The Adviser has contractually agreed to waive its fees from the Fund in an amount equal to the Fund’s pro rata share of certain acquired fund fees and expenses, and for the six months ended April 30, 2018 and year ended October 31, 2017, such waiver amounted to 0.03% and 0.06%, respectively.

(h)	The expense ratios presented below exclude interest expense:

	Six Months Ended April 30, 2018 (unaudited)		Year Ended October 31,		March 9, 2015(a) to October 31, 2015
			2017	2016
Class A
Net of waivers	1.25	%^	N/A	1.52%	N/A
Before waivers	1.33	%^	N/A	4.00%	N/A
Class C
Net of waivers	1.99	%^	N/A	2.27%	N/A
Before waivers	2.12	%^	N/A	4.83%	N/A
Advisor Class
Net of waivers	.97	%^	N/A	1.27%	N/A
Before waivers	1.07	%^	N/A	3.75%	N/A

*	Includes the impact of a voluntary reimbursement from the Adviser for trading losses incurred due to a trade entry error; absent of such payment, the Fund’s performance would have been reduced by 2.71% for the year ended October 31, 2017.

^	Annualized.

See notes to consolidated financial statements.

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BOARD OF DIRECTORS

Marshall C. Turner, Jr.(1) , Chairman Michael J. Downey(1) William H. Foulk, Jr.(1) Nancy P. Jacklin(1)	Robert M. Keith, President and Chief Executive Officer Carol C. McMullen(1) Garry L. Moody(1) Earl D. Weiner(1)

OFFICERS

Brian T. Brugman(2), Vice President Daniel J. Loewy(2), Vice President Joseph J. Mantineo, Treasurer and Chief Financial Officer	Emilie D. Wrapp, Secretary Phyllis J. Clarke, Controller Vincent S. Noto, Chief Compliance Officer

Custodian and Accounting Agent

State Street Bank and Trust Company

State Street Corporation CCB/5

1 Iron Street

Boston, MA 02210

Principal Underwriter

AllianceBernstein Investments, Inc.

1345 Avenue of the Americas

New York, NY 10105

Transfer Agent

AllianceBernstein Investor Services, Inc.

P.O. Box 786003

San Antonio, TX 78278-6003

Toll-Free (800) 221-5672

Independent Registered Public Accounting Firm Ernst & Young LLP 5 Times Square New York, NY 10036 Legal Counsel Seward & Kissel LLP One Battery Park Plaza New York, NY 10004

1	Member of the Audit Committee, the Governance and Nominating Committee and the Independent Directors Committee.

2	The day-to-day management of, and investment decisions for, the Fund are made by its senior investment management team. Messrs. Brugman and Loewy are the investment professionals with the most significant responsibility for the day-to-day management of the Fund’s portfolio.

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Information Regarding the Review and Approval of the Fund’s Advisory Agreement

The disinterested directors (the “directors”) of AB Cap Fund, Inc. (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of AB All Market Alternative Return Portfolio (the “Fund”) at a meeting held on August 1-2, 2017 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed an independent evaluation prepared by the Company’s Senior Officer (who is also the Company’s Independent Compliance Officer), who acted as their independent fee consultant, of the reasonableness of the advisory fee, in which the Senior Officer concluded that the contractual fee for the Fund was reasonable. The directors also discussed the proposed continuance in private sessions with counsel and the Company’s Senior Officer.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of

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their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. To date, the Adviser has not requested any reimbursements from the Fund. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant retained by the Company’s Senior Officer. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for the period ended December 31, 2015 and calendar year 2016 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant retained by the Company’s Senior Officer. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors noted that the Fund was not profitable to the Adviser in the periods reviewed.

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Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund, including, but not limited to, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients); 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the Fund’s shares; brokerage commissions paid by the Fund to brokers affiliated with the Adviser; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Fund’s unprofitability to the Adviser would be exacerbated without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed information prepared by an analytical service that is not affiliated with the Adviser (the “15(c) service provider”), showing the performance of the Class A Shares of the Fund against a peer group and a peer universe, and information prepared by the Adviser showing performance of the Class A Shares against a broad-based securities market index, in each case for the 1-year period ended May 31, 2017 and (in the case of comparisons with the broad-based securities market index) for the period from inception. Based on their review, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate paid by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates paid by other funds in the same category as the Fund at a common asset level. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The directors compared the Fund’s pro forma contractual advisory fee rate (reflecting a reduction in the advisory fee rate effective since February 3, 2017) with a peer group median.

The directors also considered the Adviser’s fee schedule for institutional clients pursuing a similar investment style. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and the evaluation from the Company’s Senior Officer and noted the differences between the Fund’s fee schedule, on the one hand, and the Adviser’s

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institutional fee schedule, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional clients. In light of the substantial differences in services rendered by the Adviser to institutional clients as compared to funds such as the Fund, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

The directors noted that the Fund may invest in shares of exchange-traded funds (“ETFs”), subject to the restrictions and limitations of the Investment Company Act of 1940 as these may be varied as a result of exemptive orders issued by the SEC. The directors also noted that ETFs pay advisory fees pursuant to their advisory contracts. The directors concluded, based on the Adviser’s explanation of how it may use ETFs when they are the most cost-effective way to obtain desired exposures for a fund or to “equitize” cash inflows pending purchases of underlying securities, that the advisory fee for the Fund would be paid for services that would be in addition to, rather than duplicative of, the services provided under the advisory contracts of the ETFs.

The directors also considered the total expense ratio of the Class A shares of the Fund in comparison to a peer group and a peer universe selected by the 15(c) provider. The Class A expense ratio of the Fund was based on the Fund’s latest fiscal year and the information included the pro forma expense ratio to reflect a reduction in the Fund’s expense ratio effective since February 3, 2017. The directors considered the effects of any fee waivers and/or expense reimbursements as a result of the Adviser’s expense cap, which had been set at a lower level since the advisory fee reduction that took effect on February 3, 2017. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. Based on their review, the directors concluded that the Fund’s pro forma expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedule for the Fund does not contain breakpoints and that they had discussed their strong preference for breakpoints in advisory contracts with the Adviser. The directors took

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into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. The directors informed the Adviser that they would monitor the Fund’s assets (which were well below the level at which they would anticipate adding an initial breakpoint) and its profitability (currently unprofitable) to the Adviser and anticipated revisiting the question of breakpoints in the future if circumstances warranted doing so.

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This page is not part of the Shareholder Report or the Financial Statements.

AB FAMILY OF FUNDS

US EQUITY

US CORE

Core Opportunities Fund

FlexFee™ US Thematic Portfolio

Select US Equity Portfolio

US GROWTH

Concentrated Growth Fund

Discovery Growth Fund

FlexFee™ Large Cap Growth Portfolio

Growth Fund

Large Cap Growth Fund

Small Cap Growth Portfolio

US VALUE

Discovery Value Fund

Equity Income Fund

Relative Value Fund

Small Cap Value Portfolio

Value Fund

INTERNATIONAL/ GLOBAL EQUITY

INTERNATIONAL/ GLOBAL CORE

Global Core Equity Portfolio

International Portfolio

International Strategic Core Portfolio

Sustainable Global Thematic Fund

Tax-Managed International Portfolio

Tax-Managed Wealth Appreciation Strategy

Wealth Appreciation Strategy

INTERNATIONAL/ GLOBAL GROWTH

Concentrated International Growth Portfolio

Sustainable International Thematic Fund1

INTERNATIONAL/ GLOBAL EQUITY (continued)

INTERNATIONAL/ GLOBAL VALUE

International Value Fund

FIXED INCOME

MUNICIPAL

High Income Municipal Portfolio

Intermediate California Municipal Portfolio

Intermediate Diversified Municipal Portfolio

Intermediate New York Municipal Portfolio

Municipal Bond Inflation Strategy

Tax-Aware Fixed Income Portfolio

National Portfolio

Arizona Portfolio

California Portfolio

Massachusetts Portfolio

Minnesota Portfolio

New Jersey Portfolio

New York Portfolio

Ohio Portfolio

Pennsylvania Portfolio

Virginia Portfolio

TAXABLE

Bond Inflation Strategy

FlexFee™ High Yield Portfolio1

FlexFee™ International Bond Portfolio

Global Bond Fund

High Income Fund

Income Fund

Intermediate Bond Portfolio

Limited Duration High Income Portfolio

Short Duration Portfolio

ALTERNATIVES

All Market Real Return Portfolio

Global Real Estate Investment Fund

Select US Long/Short Portfolio

Unconstrained Bond Fund

MULTI-ASSET

All Market Income Portfolio

All Market Total Return Portfolio

Conservative Wealth Strategy

Emerging Markets Multi-Asset Portfolio

Global Risk Allocation Fund

Tax-Managed All Market Income Portfolio

TARGET-DATE

Multi-Manager Select Retirement Allocation Fund

Multi-Manager Select 2010 Fund

Multi-Manager Select 2015 Fund

Multi-Manager Select 2020 Fund

Multi-Manager Select 2025 Fund

Multi-Manager Select 2030 Fund

Multi-Manager Select 2035 Fund

Multi-Manager Select 2040 Fund

Multi-Manager Select 2045 Fund

Multi-Manager Select 2050 Fund

Multi-Manager Select 2055 Fund

CLOSED-END FUNDS

Alliance California Municipal Income Fund

AllianceBernstein Global High Income Fund

AllianceBernstein National Municipal Income Fund

We also offer Government Money Market Portfolio1, which serves as the money market fund exchange vehicle for the AB mutual funds. An investment in Government Money Market Portfolio is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

1	Prior to November 10, 2017, Government Money Market Portfolio was named Government Exchange Reserves; prior to January 8, 2018, Sustainable International Thematic Fund was named International Growth Fund; prior to February 23, 2018, FlexFee High Yield Portfolio was named High Yield Portfolio.

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AB ALL MARKET ALTERNATIVE RETURN PORTFOLIO

1345 Avenue of the Americas

New York, NY 10105

800 221 5672

AMAR-0152-0418

ITEM 2.	CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Please see Schedule of Investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

The following exhibits are attached to this Form N-CSR:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

12 (b) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12 (b) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12 (c)	Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Cap Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	June 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	June 26, 2018

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	June 26, 2018